LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 3,286
2022	2,004
2023	1,341
2024	374
2025 and thereafter	840
Total operating lease payments	7,845
Less: imputed interest	822
Present value of lease liability	$ 7,023